CORPORATE INFORMATION (Details Narrative) $ / shares in Units, $ in Thousands		Aug. 10, 2026 USD ($) shares	Aug. 10, 2026 JPY (¥) shares	Aug. 27, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Sep. 12, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2026 JPY (¥) shares		Aug. 27, 2025 JPY (¥) shares	Jun. 30, 2025 JPY (¥) shares		Apr. 30, 2025 $ / shares shares	Jun. 30, 2024 shares [3]	Jun. 30, 2023 shares [3]
IfrsStatementLineItems [Line Items]
Authorized shares capital | $						$ 500,000
Number of shares authorised						500,000,000
Par value | $ / shares						$ 0.001								$ 0.001
Number of shares issued														1,000,000
Ordinary shares voting rights, description						Each holder of ordinary shares is entitled to one vote per ordinary share and each holder of Series A Preferred Share is entitled to 25 votes per one Series A Preferred Share.
Reverse stock split					1-to-50
Authorized share capital description					the authorized share capital of the Company was changed to US$500,000 divided into (i) 22,500,000,000 ordinary shares of par value of US$0.00002 each and (ii) 2,500,000,000 Series A Preferred Shares of par value of US$0.00002 each. Concurrently, the shareholders surrendered in an aggregate of 1,250,000 shares.
Number of shares issued	[1]						$ 1		¥ 161,000			¥ 157,000
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Reverse stock split		10-for-1	10-for-1
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares				$ 0.00002
Share price | $ / shares				$ 4.00
Number shares issued for initial public offering				1,753,750
Proceeds form initial public offering | $				$ 7,000
Initial public offering [member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Proceeds form initial public offering		$ 2,800	¥ 413,430,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised						22,500,000,000	2,250,000,000		2,250,000,000
Par value | $ / shares						$ 0.00002	$ 0.0002
Number of shares issued							5,004,661		5,004,661			4,875,000
Ordinary shares [member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		129,625	129,625
Ordinary shares [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											1,525,000
Number of shares issued | ¥											¥ 1,067,500
Number of shares issued | ¥											¥ 457,500
Offering expenses | $				$ 1,800
Ordinary shares [member] | Initial public offering [member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,296,250	1,296,250
Ordinary shares [member] | Over allotment options [member]
IfrsStatementLineItems [Line Items]
Purchase of additional ordinary shares				228,750
Offering price per share | $ / shares				$ 4.00
Preference shares [member] | Mr. Otsuki [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												48,750,000
Preferred share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												2,000,000
Tryhard japan co., ltd. [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage														100.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						450,000,000
Number of shares issued							5,004,661	[2]	5,004,661	[2]		4,875,000	[2]		4,875,000	4,875,000
Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised						2,500,000,000
Par value | $ / shares						$ 0.00002
Number of shares issued						50,000,000
Number of shares issued							200,000	[2]	200,000	[2]		200,000	[2]		200,000	200,000
Preference shares [member] | Mr. Otsuki [member]
IfrsStatementLineItems [Line Items]
Cash consideration | $					$ 40

[1]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[2]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[3]	Retrospectively restated for effect of share recapitalization (Note 1)